Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 62,867	$ 52,931	$ 47,322
Other comprehensive income (loss):
Foreign currency translation adjustments, net	3,823	(24,115)	(8,159)
Total comprehensive income	66,690	28,816	39,163
Comprehensive income attributed to non-controlling interests	369	178	199
Comprehensive income attributable to Sapiens’ shareholders	$ 66,321	$ 28,638	$ 38,964